Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Feb. 28, 2023	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Hedge modifications							$ 0	$ 26,686	$ (133,573)
Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Proceeds from derivatives, operating activities		$ 9,240	$ 9,045
Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Proceeds from derivatives, operating activities								$ 8,401
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Payments for derivatives, financing activities	$ 6,376			$ 32,242	$ 31,250	$ 41,823